FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table shows the fair value of the Company's financial assets and liabilities measured at recurring basis as of December 31, 2012 and 2013:

	As of December 31, 2012				As of December 31, 2013
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Time deposits	$47,355,121	$-	$-	$47,355,121	$72,520,957	$-	$-	$72,520,957
Game license payment liabilities	-	-	43,660,000	43,660,000	-	-	39,260,000	39,260,000
Total	$47,355,121	$-	$43,660,000	$91,015,121	$72,520,957	$-	$39,260,000	$111,780,957